Voya Target Retirement 2025 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 26.1%
5,923	iShares 20+ Year Treasury Bond ETF	$ 847,700	2.1
6,414	iShares Core S&P 500 ETF	2,448,673	6.0
11,656	iShares Core S&P Small-Cap ETF	1,224,929	3.0
34,065	iShares Core U.S. Aggregate Bond ETF	3,929,058	9.5
3,753	iShares Russell 2000 ETF	819,317	2.0
836	Vanguard Russell 1000 Growth ETF	205,639	0.5
9,798	Vanguard Value ETF	1,214,168	3.0

	Total Exchange-Traded Funds
	(Cost $9,441,833)	10,689,484	26.1

MUTUAL FUNDS: 73.9%
	Affiliated Investment Companies: 61.2%
125,415	Voya Global Bond Fund - Class P3	1,230,322	3.0
204,544	Voya High Yield Bond Fund - Class P3	1,640,439	4.0
851,158	Voya Intermediate Bond Fund - Class P3	8,860,560	21.7
54,082	Voya Large Cap Growth Fund - Class P3	3,090,810	7.6
16,765	(1) Voya MidCap Opportunities Fund - Class P3	515,522	1.3
95,409	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,507,468	3.7
159,345	Voya Multi-Manager International Equity Fund - Class P3	2,219,679	5.4
326,891	Voya Multi-Manager International Factors Fund - Class P3	3,419,276	8.4
48,292	Voya Multi-Manager Mid Cap Value Fund - Class P3	509,000	1.2
156,521	Voya U.S. High Dividend Low Volatility Fund - Class P3	2,020,687	4.9
		25,013,763	61.2

	Unaffiliated Investment Companies: 12.7%
123,567	TIAA-CREF S&P 500 Index Fund - Class I	5,181,171	12.7

	Total Mutual Funds
	(Cost $27,403,466)	30,194,934	73.9

	Total Investments in Securities (Cost $36,845,299)	$ 40,884,418	100.0
	Liabilities in Excess of Other Assets	(383)	–
	Net Assets	$ 40,884,035	100.0

(1)	Non-income producing security.

Voya Target Retirement 2025 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$10,689,484	$–	$–	$10,689,484
Mutual Funds	30,194,934	–	–	30,194,934
Total Investments, at fair value	$40,884,418	$–	$–	$40,884,418

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class P3	$985,776	$421,941	$(211,479)	$34,084	$1,230,322	$38,873	$13,268	-
Voya High Yield Bond Fund - Class P3	1,318,208	511,745	(243,237)	53,723	1,640,439	70,102	45,400	-
Voya Intermediate Bond Fund - Class P3	6,868,910	4,365,890	(2,148,063)	(226,177)	8,860,560	219,144	97,302	133,379
Voya Large Cap Growth Fund - Class P3	2,529,773	1,031,070	(679,848)	209,815	3,090,810	7,647	129,187	323,828
Voya MidCap Opportunities Fund - Class P3	431,506	172,805	(132,268)	43,479	515,522	-	50,878	77,201
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	679,517	807,423	(319,855)	340,383	1,507,468	12,412	33,605	41,391
Voya Multi-Manager International Equity Fund - Class P3	1,627,481	781,806	(638,582)	448,974	2,219,679	19,700	102,428	68,275
Voya Multi-Manager International Factors Fund - Class P3	2,457,003	1,222,636	(801,047)	540,684	3,419,276	93,956	36,087	-
Voya Multi-Manager Mid Cap Value Fund - Class P3	424,748	128,326	(175,436)	131,362	509,000	5,303	4,363	16,085
Voya Strategic Income Opportunities Fund - Class P3	1,310,804	150,607	(1,538,464)	77,053	-	10,439	(47,959)	-
Voya U.S. High Dividend Low Volatility Fund - Class P3	1,336,393	1,095,585	(673,770)	262,479	2,020,687	30,282	5,477	-
	$19,970,119	$10,689,834	$(7,562,049)	$1,915,859	$25,013,763	$507,858	$470,036	$660,159

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At February 28, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $37,299,687.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$ 4,296,054
Gross Unrealized Depreciation	(711,323)
Net Unrealized Appreciation	$ 3,584,731